Equity (Schedule of Accumulated other comprehensive loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of January 1	$ (7,753)	$ (7,023)	$ (13,479)
Other comprehensive income loss before reclassifications	968	(4,505)	7,149
Amounts reclassified from accumulated other comprehensive income loss	(931)	3,775	(693)
Other comprehensive income (loss)	37	(730)	6,456
Balance as of December 31	(7,716)	(7,753)	(7,023)
Net unrealized gain (loss) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of January 1	(627)	330	(24)
Other comprehensive income loss before reclassifications	1,548	(1,814)	1,315
Amounts reclassified from accumulated other comprehensive income loss	(931)	857	(961)
Other comprehensive income (loss)	617	(957)	354
Balance as of December 31	(10)	(627)	330
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of January 1	(7,126)	(7,353)	(13,455)
Other comprehensive income loss before reclassifications	(580)	(2,691)	5,834
Amounts reclassified from accumulated other comprehensive income loss		2,918	268
Other comprehensive income (loss)	(580)	227	6,102
Balance as of December 31	$ (7,706)	$ (7,126)	$ (7,353)